EQUITY INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2016 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2014	Aug. 31, 2018	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment remaining percentage					80.00%
Asset Impairment Charges		$ 11,623
Disposal gain		5,768
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount		437
Equity Securities, FV-NI, Unrealized Gain (Loss)		0
Equity Securities, FV-NI, Realized Gain (Loss)		0
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Less Impairment ,At Cost		31,029						$ 41,894
Cost-method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount		$ 4,776						$ 4,195
Hollysys Intelligent [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent						100.00%
Ningbo Hollysys Intelligent Technology Company Limited
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent						40.00%
Shenhua Hollysys Information Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage							60.00%	60.00%
Cost Method Investment Ownership Percentage					20.00%
Beijing Hollycon Medicine Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage						0.60%
Equity Method Investment Less Impairment ,At Cost	$ 22,737
Sale of Stock, Consideration Received on Transaction	30,943
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 464
Sale of Stock, Percentage of Ownership before Transaction	51.00%
Sale of Stock, Percentage of Ownership after Transaction	30.00%
Deconsolidation, Gain (Loss), Amount	$ 14,514
Beijing Hollycon Medicine Technology Co., Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		30.00%					30.00%	30.00%
Equity Method Investment Less Impairment ,At Cost		$ 22,456						$ 23,276
Shenzhen HollySys Intelligent Technologies Co., Ltd. [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage							60.00%	60.00%
Equity Method Investment Less Impairment ,At Cost								$ 2,717
Beijing AIRmaker Technology Co., Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		20.00%					20.00%	20.00%
Equity Method Investment Less Impairment ,At Cost		$ 146						$ 151
Beijing Jing Yi Intelligent Technologies Innovation Center Co Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		46.00%					46.00%	46.00%
Equity Method Investment Less Impairment ,At Cost								$ 0
Ningbo Hollysys Intelligent Technology Company Limited
Schedule of Equity Method Investments [Line Items]
Registered Capital							¥ 250,000	$ 38,060
Zhongjijing Investment Consulting Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Asset Impairment Charges		$ 0	$ 0	$ 0
Hollysys Intelligent [Member]
Schedule of Equity Method Investments [Line Items]
Investments in Affiliates, Subsidiaries, Associates, and Joint Ventures, Fair Value Disclosure		$ 4,110
Beijing Hollysys Digital Technology CoLtd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage							25.00%	25.00%
Beijing Hollysys Digital Technology CoLtd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage							25.00%	25.00%
Equity Method Investment Less Impairment ,At Cost								$ 3,729
HuNan LingXiang Maglev Technology Co Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		20.00%
Equity Method Investment Less Impairment ,At Cost		$ 1,456